Derivative Financial Instruments - Financial Position, Fair Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Fair Value Derivative Liabilities	$ 2,325
Foreign currency exchange contract [Member]
Derivatives, Fair Value [Line Items]
Fair Value Derivative Assets	5,313	$ 316
Fair Value Derivative Liabilities	2,325	105
Foreign currency exchange contract [Member] | Designated as hedging instrument [Member] | Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value Derivative Assets	2,437	0
Fair Value Derivative Liabilities	0	0
Foreign currency exchange contract [Member] | Designated as hedging instrument [Member] | Accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value Derivative Assets	0	0
Fair Value Derivative Liabilities	1,585	0
Foreign currency exchange contract [Member] | Not designated as hedging instrument [Member] | Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value Derivative Assets	2,876	316
Fair Value Derivative Liabilities	0	0
Foreign currency exchange contract [Member] | Not designated as hedging instrument [Member] | Accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value Derivative Assets	0	0
Fair Value Derivative Liabilities	$ 740	$ 105